Significant Clients (Details Textual)	12 Months Ended
	Dec. 31, 2011 Cus	Dec. 31, 2010 Cus	Dec. 31, 2009 Cus
Significant Clients (Textual) [Abstract]
Percentage of dollar value traded	10.00%	10.00%	10.00%
Number of significant clients	0	0	0